11 SHARE BASED COMPENSATION PLANS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share Based Compensation	$ 977,311	$ 0
Selling, general and administrative [Member]
Share Based Compensation	832,827	0
Professional fees
Share Based Compensation	139,455	0
Research and development costs
Share Based Compensation	$ 5,029	$ 0